Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Prospectus and
Statement of Additional Information dated January 26, 2024
Effective September 1, 2024, the Prospectus and the Statement of Additional Information dated January 26, 2024 of the Baron Investment Funds Trust® (the “Funds”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”

BARON ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Prospectus and
Statement of Additional Information dated January 26, 2024
Effective September 1, 2024, the Prospectus and the Statement of Additional Information dated January 26, 2024 of the Baron Investment Funds Trust® (the “Funds”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”

BARON GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Prospectus and
Statement of Additional Information dated January 26, 2024
Effective September 1, 2024, the Prospectus and the Statement of Additional Information dated January 26, 2024 of the Baron Investment Funds Trust® (the “Funds”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”

BARON SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Prospectus and
Statement of Additional Information dated January 26, 2024
Effective September 1, 2024, the Prospectus and the Statement of Additional Information dated January 26, 2024 of the Baron Investment Funds Trust® (the “Funds”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”

BARON OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Prospectus and
Statement of Additional Information dated January 26, 2024
Effective September 1, 2024, the Prospectus and the Statement of Additional Information dated January 26, 2024 of the Baron Investment Funds Trust® (the “Funds”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”

BARON FIFTH AVENUE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Prospectus and
Statement of Additional Information dated January 26, 2024
Effective September 1, 2024, the Prospectus and the Statement of Additional Information dated January 26, 2024 of the Baron Investment Funds Trust® (the “Funds”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”

BARON DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Prospectus and
Statement of Additional Information dated January 26, 2024
Effective September 1, 2024, the Prospectus and the Statement of Additional Information dated January 26, 2024 of the Baron Investment Funds Trust® (the “Funds”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”

Baron Durable Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BARON
FUNDS®
BARON INVESTMENT FUNDS TRUST
Supplement to the Prospectus and
Statement of Additional Information dated January 26, 2024
Effective September 1, 2024, the Prospectus and the Statement of Additional Information dated January 26, 2024 of the Baron Investment Funds Trust® (the “Funds”) is modified as follows:
All references to “Baron New Asia Fund” in the Prospectus and the Statement of Additional Information are changed to “Baron India Fund.”